PAYROLL TAXES PAYABLE	12 Months Ended
Dec. 31, 2023
PAYROLL TAXES PAYABLE
PAYROLL TAXES PAYABLE

Note 4 – PAYROLL TAXES PAYABLE

The Company has not had payroll and no payroll taxes due as since 2012. These balances were assigned to personally to President Dan Snyder by the IRS as stated in the prior reported December 31st, 2023, Form 10-K.